Share-based Payment Expense - Summary of Assumptions of Fair Value Options (Detail)	12 Months Ended
	Dec. 31, 2022 Rate	Dec. 31, 2022 € / shares	Dec. 31, 2022	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 yr	Dec. 31, 2021 EUR (€) yr € / shares
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted | Rate	10
2010 Savings related share option exercisable within six months after third anniversary of contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price (in Euro per share) | € / shares		€ 29.28				€ 36.83
Risk free interest rate, share options granted			208.00%			(61.00%)
Expected dividend payments over the expected life (in Euro per share) | €				€ 4.06		€ 3.25
Expected volatility			2640.00%			2350.00%
Description of option Life share options granted	0.33				3	3
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price (in Euro per share) | € / shares		€ 29.28				€ 36.83
Risk free interest rate, share options granted			224.00%			(43.00%)
Expected dividend payments over the expected life (in Euro per share) | €				€ 7.05		€ 5.65
Expected volatility			2420.00%			2120.00%
Description of option Life share options granted	0.20				5	5